Mining Interest, Plant & Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Mining Interest, Plant & Equipment	Mining Interest, Plant & Equipment

	Plant and equipment	Construction in progress	Depletable mineral properties	Non-Depletable development projects	Exploration projects	Total
Cost
Balance at December 31, 2023	$189,414	$64,342	$427,287	$216,723	$521,200	$1,418,966
Additions	13,534	40,087	49,434	66,696	25,680	195,431
Acquisition of PSN (Note 5)	4,790	—	—	—	578,110	582,900
Disposals	(3,973)	(334)	—	—	—	(4,307)
Transfers	9,142	(26,577)	17,435	—	—	—
Change in decommissioning liability (Note 11)	—	—	763	—	(517)	246
Capitalized interest and accretion	—	—	—	22,577	—	22,577
Exchange difference	(21,156)	(10,224)	(69,023)	(18,550)	(1,978)	(120,931)
Balance at December 31, 2024	$191,751	$67,294	$425,896	$287,446	$1,122,495	$2,094,882
Accumulated Depreciation and Impairment Charges
Balance at December 31, 2023	$(91,854)	$—	$(204,183)	$—	$(179,476)	$(475,513)
Depreciation	(16,513)	—	(18,291)	—	—	(34,804)
Disposals	1,684	—	—	—	—	1,684
Exchange difference	13,717	—	27,844	—	—	41,561
Balance at December 31, 2024	$(92,966)	$—	$(194,630)	$—	$(179,476)	$(467,072)

Net book value at December 31, 2023	$97,560	$64,342	$223,104	$216,723	$341,724	$943,453
Net book value at December 31, 2024	$98,785	$67,294	$231,266	$287,446	$943,019	$1,627,810

	Plant and equipment	Construction in progress	Depletable mineral properties	Non-Depletable development projects	Exploration projects	Total
Cost
Balance at December 31, 2022	$135,579	$46,987	$292,386	$153,540	$503,759	$1,132,251
Additions	19,005	14,450	36,190	30,412	14,969	115,026
Disposals	(1,338)	(599)	—	—	—	(1,937)
Transfers	8,457	(8,457)	—	—	—	—
Change in decommissioning liability (Note 11)	—	—	3,182	—	—	3,182
Capitalized interest	—	—	—	14,550	—	14,550
Exchange difference	27,711	11,961	95,529	18,221	2,472	155,894
Balance at December 31, 2023	$189,414	$64,342	$427,287	$216,723	$521,200	$1,418,966
Accumulated Depreciation and Impairment Charges
Balance at December 31, 2022	$(60,844)	$—	$(142,785)	$—	$(179,476)	$(383,105)
Depreciation	(13,478)	—	(23,034)	—	—	(36,512)
Disposals	668	—	—	—	—	668
Exchange difference	(18,200)	—	(38,364)	—	—	(56,564)
Balance at December 31, 2023	$(91,854)	$—	$(204,183)	$—	$(179,476)	$(475,513)

Net book value at December 31, 2022	$108,649	$13,073	$149,601	$153,540	$324,283	$749,146
Net book value at December 31, 2023	$97,560	$64,342	$223,104	$216,723	$341,724	$943,453
8.    Mining Interest, Plant & Equipment (cont.)

The capitalized interest is broken down as follows:

	December 31, 2024	December 31, 2023
Capitalized Interest - Gold Notes (Note 10c)	$13,863	$7,484
Capitalized Interest - Deferred Revenue (Note 12a)	8,738	7,818
Capitalized Interest - Other	(24)	(752)
Total	$22,577	$14,550

Plant and equipment as of December 31, 2024 include Right of Use Assets with a net book value of $5.1 million (December 31, 2023 - $4.3 million).